VANECK URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.4%
Australia: 7.6%
Boss Energy Ltd. * †	738,616	$1,175,512
Deep Yellow Ltd. *	1,657,393	635,640
Paladin Energy Ltd. *	5,888,274	2,584,060
		4,395,212
Canada: 17.2%
Cameco Corp. (USD)	143,238	3,748,538
Denison Mines Corp. (USD) * †	1,882,213	2,051,612
Fission Uranium Corp. * †	1,434,138	720,593
Global Atomic Corp. * †	399,454	858,914
NexGen Energy Ltd. (USD) * †	666,099	2,551,159
		9,930,816
China: 5.5%
CGN Mining Co. Ltd. (HKD) * †	5,740,000	608,744
CGN Power Co. Ltd. (HKD) 144A	10,828,000	2,592,362
		3,201,106
Czech Republic: 6.5%
CEZ AS	76,897	3,740,067
Finland: 5.6%
Fortum Oyj *	210,262	3,226,695
Italy: 5.4%
Endesa SA	144,311	3,140,042
Japan: 4.7%
Kyushu Electric Power Co., Inc. *	477,800	2,723,969
Jersey, Channel Islands: 2.9%
Yellow Cake Plc 144A *	367,848	1,681,763
	Number of Shares	Value
Kazakhstan: 4.9%
NAC Kazatomprom JSC (USD) (GDR)	95,122	$2,810,255
South Korea: 2.5%
KEPCO Engineering & Construction Co., Inc.	24,565	1,418,212
United States: 37.6%
BWX Technologies, Inc.	41,332	2,605,569
Centrus Energy Corp. * †	29,823	960,301
Constellation Energy Corp.	52,159	4,094,482
Energy Fuels, Inc. * †	330,387	1,843,559
NuScale Power Corp. * †	55,045	500,359
PG&E Corp. *	285,160	4,611,037
Public Service Enterprise Group, Inc.	78,838	4,923,433
Uranium Energy Corp. *	765,895	2,205,778
		21,744,518
Total Common Stocks (Cost: $53,445,258)		58,012,655

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 10.0%
Money Market Fund: 10.0% (Cost: $5,764,936)
State Street Navigator Securities Lending Government Money Market Portfolio	5,764,936	5,764,936
Total Investments: 110.4% (Cost: $59,210,194)		63,777,591
Liabilities in excess of other assets: (10.4)%		(5,989,612)
NET ASSETS: 100.0%		$57,787,979

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,610,509.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,274,125, or 7.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Utilities	50.1%	$29,052,087
Energy	37.7	21,895,750
Industrials	10.7	6,205,904
Materials	1.5	858,914
	100.0%	$58,012,655
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